Temporary Equity and Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Temporary Equity and Stockholders' Deficiency

11. TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIENCY

Series B Preferred Stock

The Series B stockholders are entitled to cumulative cash dividends at an annual rate of 8% of the Series B liquidation value (equal to face value of $10 per share), as defined, payable when, as and if declared by the Board of Directors. Cumulative dividends earned by the Series B stockholders were $181,746 and $539,311 for the three and nine months ended September 30, 2019, respectively and $181,746 and $539,311 for the three and nine months ended September 30, 2018, respectively. During the nine months ended September 30, 2018, the Company’s Board of Directors declared dividends in the amount of $474,719. During June 2018, the Company issued 378,193 shares of common stock valued at $0.70 per share, or $264,273, in satisfaction of certain dividends payable and paid cash dividends of $129,202. Dividends payable of $85,223 are included in the current portion of other liabilities at September 30, 2019. Cumulative unpaid dividends in arrears related to the Series B totaled $1,082,615 and $546,335 as of September 30, 2019 and December 31, 2018, respectively.

Common Stock

Between February 8, 2019 and March 27, 2019, GGH sold a total of 2,527,857 shares of its common stock to accredited investors for aggregate proceeds of $884,750.

On March 13, 2019, the Company issued 181,185 shares of common stock at $0.35 per share to employees for the year ended December 31, 2018 of the 401(k) profit sharing plan.

Between April 1, 2019 and June 30, 2019, the Company issued 6,071,428 shares of its common stock to accredited investors at $0.35 per share for aggregate proceeds of $2,125,000 and issued 83,587 shares of its common stock upon the conversion of 2017 Notes (see Note 8 – Debt Obligations).

Between July 1, 2019 and August 30, 2019, the Company issued 4,719,025 shares of its common stock to accredited investors at $0.35 per share for aggregate proceeds of $1,651,659, of which 144,882 shares were issued in satisfaction of debt obligations (see Note 8 – Debt Obligations).

Accumulated Other Comprehensive Income (Loss)

For three and nine months ended September 30, 2019, the Company recorded benefits of $365,350 and $730,767, respectively, of foreign currency translation adjustments as accumulated other comprehensive income (loss) and for the three and nine months ended September 30, 2018, the Company recorded $(325) and $(1,195,491), respectively, of foreign currency translation adjustments as accumulated other comprehensive income (loss), primarily related to fluctuations in the Argentine peso to United States dollar exchange rates.

Warrants

On July 23, 2019, pursuant to agreements with certain warrant holders, the Company canceled warrants for the purchase of 364,639 shares of common stock, with exercise prices between $2.00 and $2.50 per share, which includes warrants for the purchase of 151,383 shares of common stock held by the Company’s President and CEO.

A summary of warrants activity during the nine months ended September 30, 2019 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2018	1,229,630	2.15
Issued	-	-
Exercised	-	-
Cancelled	(364,639)	2.12
Expired	(237,587)	2.30
Outstanding, September 30, 2019	627,404	$2.11	1.4	$-

Exercisable, September 30, 2019	627,404	$2.11	1.4	$-

A summary of outstanding and exercisable warrants as of September 30, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.00	Common Stock	479,651	1.4	479,651
$2.30	Common Stock	21,462	0.3	21,462
$2.50	Common Stock	126,291	1.5	126,291
	Total	627,404		627,404

Stock Options

On October 5, 2018, the Company, as the sole stockholder of GGI, and the Board of Directors of GGI approved the Gaucho Group, Inc. 2018 Equity Incentive Plan (the “2018 Gaucho Plan”). Up to 8,000,000 shares of GGI’s common stock is made available for grants of equity incentive awards under the 2018 Gaucho Plan.

On August 5, 2019, GGI granted options for the purchase of 100,000 shares of common stock of GGI (“GGI Options”) at an exercise price of $0.55 per share to an advisor under GGI’s 2018 Stock Option Plan. The GGI options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years. The GGI Options had a grant date value of $6,280, calculated using the Black Scholes option price model with the valuation assumptions used: risk free interest rate – 1.81%, expected term – 3.75 years, expected volatility – 32%, expected dividends – 0%. As of September 30, 2019, there are options for the purchase of 6,570,000 shares of GGI common stock outstanding under the 2018 Gaucho Plan, with a weighted average remaining term of 4.2 years.

On January 31, 2019, the Company granted five-year options for the purchase of 1,350,000 shares of the Company’s common stock under the 2018 Plan, of which options for the purchase of 1,100,000 shares of the Company’s common stock were granted to certain employees of the Company, options for the purchase of 100,000 shares of the Company’s common stock were granted to certain members of the Board of Directors and options for the purchase of 150,000 shares of the Company’s common stock were granted to consultants. The options had an exercise price of $0.385 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $200,092, which will be recognized ratably over the vesting period.

Pursuant to agreements with certain option holders, on May 13, 2019, the Company canceled options for the purchase of 3,139,890 shares of common stock, which had been granted under the Company’s 2008 Equity Incentive Plan and were exercisable at prices between $2.20 and $2.48 per share, including options for the purchase of 2,109,890 shares of common stock held by the Company’s President & CEO, options for the purchase of 150,000 shares of common stock held by the Company’s CFO, and options for the purchase of 150,000 shares of common stock held by a member of the Company’s board of directors.

On July 8, 2019, the Company granted options for the purchase of 3,139,890 shares of common stock at an exercise price of $0.385 per share to certain employees and consultants under the 2018 Stock Option Plan, which includes options for the purchase of 2,209,890 common shares granted to the Company’s President and CEO, options for the purchase of 155,000 common shares granted to the Company’s CFO, and options for the purchase of 150,000 shares granted to a member of the Company’s board of directors. The options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years.

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Assumptions used in applying the Black-Scholes option pricing model during the nine months ended September 30, 2019 are as follows:

	For the Nine Months Ended
	September 30,
	2019	2018

Risk free interest rate	2.43%	2.56 - 2.96%
Expected term (years)	3.6 - 5.0	3.6 - 5.0
Expected volatility	52%	44%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the nine months ended September 30, 2019 was approximately $0.13 per share, respectively. The weighted average estimated fair value of the stock options granted during the nine months ended September 30, 2018 was approximately $0.27 per share.

During the three and nine months ended September 30, 2019, respectively, the Company recorded stock-based compensation expense of $105,178 and $331,680, respectively, and during the three and nine months ended September 30, 2018, the Company recorded stock-based compensation expense of $177,105 and $565,436, respectively, related to stock option grants, which is reflected as general and administrative expenses in the accompanying condensed consolidated statements of operations. As of September 30, 2019, there was $1,244,824 of unrecognized stock-based compensation expense related to stock option grants that will be amortized over a weighted average period of 2.93 years.

The following table represents activity related to options for the purchase of GGH common stock during the nine months ended September 30, 2019 is presented below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs)	Value

Outstanding, December 31, 2018	9,499,265	1.65
Granted	4,489,890	0.39
Exercised	-	-
Expired	(992,375)	2.38
Forfeited	(3,364,890)	2.24
Outstanding, September 30, 2019	9,631,890	$0.78	3.8	$426,540

Exercisable, September 30, 2019	2,465,142	$1.46	2.6	$-

The following table presents information related to options for the purchase of GGH common stock at September 30, 2019:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.39	4,489,890	-	-
$0.54	1,500,000	4.0	375,000
$0.77	1,320,000	3.4	495,002
$1.10	1,070,000	3.1	468,140
$2.20	1,242,000	1.5	1,117,000
$3.30	10,000	0.7	10,000
	9,631,890	2.6	2,465,142

16. TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIENCY

Amended and Restated Certification of Designation

On February 28, 2017, the Company filed an Amended and Restated Certificate of Designation with the Secretary of State of the state of Delaware, decreasing the number of shares of the Company’s preferred stock designated as Series A Convertible Preferred Stock to 10,097,330 shares.

Authorized Shares

The Company is authorized to issue up to 80,000,000 shares of common stock, $0.01 par value per share effective September 30, 2013. As of December 31, 2018 and 2017, there were 46,738,532 and 43,067,546 shares of common stock issued, and 46,687,999 and 43,063,135 shares outstanding, respectively.

The Company is authorized to issue up to 11,000,000 shares of preferred stock, $0.01 par value per share, of which 10,097,330 shares are designated as Series A convertible preferred stock, and 902,670 shares are designated as Series B convertible preferred stock. As of December 31, 2018, and 2017, respectively, there were 902,670 shares of Series B preferred stock outstanding. There were no shares of Series A preferred stock outstanding at December 31, 2018 or 2017, and no additional shares of Series A preferred stock are available to be issued.

Equity Incentive Plans

The Company’s 2008 Equity Incentive Plan, as amended (the “2008 Plan”), was approved by the Company’s Board and stockholders on August 25, 2008. The 2008 Plan provided for grants for the purchase of up to an aggregate 9,000,000 shares, including incentive and non-qualified stock options, restricted and unrestricted stock, loans and grants, and performance awards. As of December 31, 2018, there are 0 shares available for issuance under the 2008 Plan.

On July 11, 2016, the Board of Directors adopted the 2016 Stock Option Plan (the “2016 Plan”), which was approved by the Company’s shareholders on September 28, 2017. Under the 2016 Plan, 1,224,308 shares of common stock of the Company were authorized for issuance, with an automatic annual increase on January 1 of each year equal to 2.5% of the total number of shares of common stock outstanding on such date, on a fully diluted basis. During the years ended December 31, 2018 and 2017, options for the exercise of 1,500,000 and 1,395,000 shares were granted under the 2016 plan, and as of December 31, 2018, there are 0 shares available for issuance under the 2016 Plan.

On July 27, 2018, the Board of Directors determined that no additional awards shall be granted under the Company’s 2008 Equity Incentive Plan, as amended (the “2008 Plan”) or the 2016 Stock Option Plan (the “2016 Plan”), and that no additional shares will be automatically reserved for issuance on each January 1 under the evergreen provision of the 2016 Plan.

On July 27, 2018, the Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”), which was approved by the Company’s shareholders on September 28, 2018. The 2018 Plan provides for grants for the purchase of up to an aggregate of 1,500,000 shares, including incentive and non-qualified stock options, restricted and unrestricted stock, loans and grants, and performance awards. The number of shares available under the 2018 Plan will automatically increase on January 1 of each year by the amount equal to 2.5% of the total number of shares outstanding on such date, on a fully diluted basis. Further, any shares subject to an award issued under the 2018 Plan, the 2016 Plan or the 2008 Plan that are canceled, forfeited or expired shall be added to the total number of shares available under the 2018 Plan. On September 20, 2018, the Company granted options for the purchase of 1,500,000 shares of common stock under the 2018 Plan (see Stock Options, below) such that 0 shares were available to be issued under the 2018 Plan as of December 31, 2018. On January 1, 2019, the number of shares available under the plan was automatically increased by 1,394,131 shares, and on January 31, 2019, 1,350,000 options were granted under the 2018 Plan, such that a total of 44,131 shares are currently available to be issued under the plan.

Under the 2018 Plan, awards may be granted to employees, consultants, independent contractors, officers and directors or any affiliate of the Company as determined by the Board of Directors. The maximum term of any award granted under the 2018 shall be ten years from the date of grant, and the exercise price of any award shall not be less than the fair value of the Company’s stock on the date of grant, except that any incentive stock option granted under the 2018 Plan to a person owning more than 10% of the total combined voting power of the Company’s common stock must be exercisable at a price of no less than 110% of the fair market value per share on the date of grant.

On October 5, 2018, GGH, as the sole stockholder of GG, and the Board of Directors of GG approved the Gaucho 2018 Equity Incentive Plan (the “2018 Gaucho Plan”). The 2018 Gaucho Plan provides for grants for the purchase of up to an aggregate of 8,000,000 shares of GG’s common stock, including incentive and non-qualified stock options, restricted stock, performance awards and other stock-based awards. On December 18, 2018, the Company granted options for the purchase of 6,495,000 shares of GG’s common stock. As of December 31, 2018, there are 1,505,000 shares of GG’s common stock available to be issued under the 2018 Gaucho Plan.

Series B Preferred Stock

On February 28, 2017, the Company filed a Certificate of Designation with the Secretary of State of the state of Delaware, designating 902,670 shares of the Company’s preferred stock as Series B Convertible Preferred Stock (“Series B”) at a par value of $0.01 per share.

The Series B shares were offered for sale to accredited investors pursuant to a private placement memorandum dated March 1, 2017. The offering ended on December 4, 2017. During the year ended December 31, 2017, the Company sold 775,931 shares of Series B at $10.00 per share for gross proceeds of $7,759,500 and issued 126,739 shares of Series B in connection with the conversion of certain convertible promissory notes (see Note 12 – Convertible Debt Obligations).

The Series B stockholders are entitled to cumulative cash dividends at an annual rate of 8% of the Series B liquidation value (equal to face value of $10 per share), as defined, payable when, as and if declared by the Board of Directors. Cumulative dividends earned by the Series B stockholders were $724,108 and $345,079 during the years ended December 31, 2018 and 2017, respectively. During 2018, the Company’s Board of Directors declared dividends in the amount of $474,719. During 2018, the Company issued 378,193 shares of common stock valued at $0.70 per share, or $264,272, in satisfaction of certain dividends payable and paid cash dividends of $127,502. Dividends payable of $85,945 are included in the current portion of other liabilities at December 31, 2018. Cumulative unpaid dividends in arrears related to the Series B totaled $546,355 and $284,564 as of December 31, 2018 and 2017, respectively.

Each share of Series B stock is entitled the number of votes determined by dividing $10 by the fair market value of the Company’s common stock on the date that the Series B shares were issued, up to a maximum of ten votes per share of Series B stock. Each Series B share is convertible at the option of the holder into 10 shares of the Company’s common stock and is automatically converted into common stock upon the uplisting of the Company’s common stock to a national securities exchange. On the second anniversary of the December 4, 2017 termination of the Series B offering, if the Series B has not previously automatically converted to common stock upon the uplisting of the Company’s common stock to a national exchange, the Company will redeem all then-outstanding Series B shares at a price equal to the liquidation value of $10 per share, plus all unpaid accrued and accumulated dividends. As a result of this redemption feature and the fact that the Series B shares contain a substantive conversion option, the Series B shares are classified as temporary equity.

Common Stock

On January 7, 2017, the Company issued 25,000 shares of common stock at $2.00 per share for gross cash proceeds of $50,000 and paid $5,000 of placement agent fees and issued warrants to purchase 2,500 shares of common stock at an exercise price of $2.00 per share related to this transaction.

On or about January 17, 2017, at the request of the investor, the Company cancelled 2,500 shares of its common stock previously issued to one accredited investor and refunded the investor the full purchase price of the securities, which was $5,000. Warrants to purchase 250 shares of common stock and commissions in the amount of $500 were returned by DPEC Capital, Inc. to the Company.

On March 31, 2017, the Company issued 67,770 shares of common stock at $1.09 per share to settle its 2016 obligation, (an aggregate of $73,868) representing the Company’s 401(k) matching contributions to the Company’s 401(k) profit-sharing plan.

On July 1, 2017, the Company issued 62,270 shares of its common stock valued in the aggregate at $124,539 to refund a real estate lot sale deposit in the amount of $82,500, which had been recorded as deferred revenue, and recorded $42,039 of interest expense related to this transaction.

During March 2018, the Company issued 116,284 shares of common stock at $0.70 per share to settle its 2017 obligation, (an aggregate of $81,399) representing the Company’s 401(k) matching contributions to the Company’s 401(k) profit-sharing plan.

During the year ended December 31, 2018, the Company sold 1,890,993 shares of common stock at $0.70 per share for aggregate proceeds of $1,323,695.

During the year ended December 31, 2018, the Company issued 378,193 shares of common stock in satisfaction of preferred stock dividends (see Series B Preferred Stock, above), and 1,285,517 shares of common stock in satisfaction of convertible debt obligations (see Note 12 – Convertible Debt Obligations).

Treasury Stock

On May 19, 2018, a former employee transferred 46,122 shares of the Company’s common stock to the Company, as payment of a $32,285 receivable from the former employee.

Accumulated Other Comprehensive Loss

For years ended December 31, 2018 and 2017, the Company recorded $2,314,409 and $336,568, respectively, of foreign currency translation adjustments as accumulated other comprehensive income (loss), primarily related to fluctuations in the Argentine peso to United States dollar exchange rates (see Note 3 – Summary of Significant Accounting Policies, Highly Inflationary Status in Argentina).

Warrants

On January 7, 2017, in connection with the sale of its equity securities, the Company issued five-year warrants to its subsidiary, DPEC Capital who acted as placement agent, for the purchase of 2,500 shares of its common stock at $2.00 per share. On January 17, 2017, due to the refund to an investor, warrants to purchase 250 shares of common stock and commissions in the amount of $500 were returned by DPEC Capital, Inc. to the Company. CAP, in turn, awarded such warrants to its registered representatives and recorded $1,105 of stock-based compensation for the year ended December 31, 2017, within discontinued operations in the accompanying statement of operations (see Note 4 – Discontinued Operations).

No warrants were granted during the year ended December 31, 2018. Warrants granted during the year ended December 31, 2017 had a weighted average grant date value of $0.52, valued using the Black-Scholes pricing model, with the following assumptions:

Risk free interest rate	1.92%
Expected term (years)	5.00
Expected volatility	44.0%
Expected dividends	0.0%
Forfeiture rate	5.0%

The expected term of warrants represents the contractual term of the warrant. Given that the Company’s shares were not publicly traded through September 23, 2016, the Company developed an expected volatility based on a review of the historical volatilities, over a period of time equivalent to the contractual term of the warrant, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the contractual term of the warrants.

A summary of warrants activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, December 31, 2016	1,901,480	$2.20
Issued	2,250	2.00
Exercised	-	-
Cancelled	(438,434)	2.30
Outstanding, December 31, 2017	1,465,296	2.17
Issued	-
Exercised	-
Cancelled	(235,666)	2.30
Outstanding, December 31, 2018	1,229,630	$2.15	1.9	$-

Exercisable, December 31, 2018	1,229,630	$2.15	1.9	$-

A summary of outstanding and exercisable warrants as of December 31, 2018 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$2.00	Common Stock	741,879	2.0	741,879
$2.30	Common Stock	299,444	0.5	299,444
$2.50	Common Stock	188,307	2.2	188,307
	Total	1,229,630		1,229,630

Stock Options

On November 17, 2017, the Company granted five-year options for the purchase of 1,395,000 shares of the Company’s common stock under the 2016 Plan, of which options for the purchase of an aggregate of 940,000 shares of common stock were granted to certain employees of the Company, options for the purchase of an aggregate of 100,000 shares of common stock were granted to two members of the Board of Directors, and options for the purchase 355,000 shares of common stock were granted to Company consultants. The options had an exercise price of $1.10 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $452,120, of which options granted to employees and members of the Board of Directors had a grant date fair value of $337,064, which will be recognized ratably over the vesting period, and options granted to consultants had an aggregate grant date fair value of $115,056, which was re-measured on financial reporting dates and vesting dates using the Black Scholes model. Upon the adoption of the ASU 2018-07 on July 1, 2018, the Company remeasured the fair value of all outstanding stock options that had been granted to non-employees. Pursuant to ASU 2018-07, existing stock options granted to non-employees will no longer be revalued.

On February 12, 2018, the Company granted five-year options for the purchase of 1,330,000 shares of the Company’s common stock under the 2016 Plan, to certain employees of the Company. The options had an exercise price of $0.77 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $623,011, which will be recognized ratably over the vesting period.

On September 20, 2018, the Company granted five-year options for the purchase of 1,500,000 shares of the Company’s common stock under the 2018 Plan, of which options for the purchase of 1,350,000 shares of the Company’s common stock were granted to certain employees of the Company and options for the purchase of 150,000 shares of the Company’s common stock were granted to consultants. The options had an exercise price of $0.539 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $253,023, which will be recognized ratably over the vesting period.

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. The weighted average grant date fair value per share of options granted during the years ended December 31, 2018 and 2017 was $0.10 and $0.32, respectively. Assumptions used in applying the Black-Scholes option pricing model during years ended December 31, 2018 and 2017, respectively, are as follows:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.96%	2.06%
Expected term (years)	3.6 - 5.0	3.5-4.5
Expected volatility	43.53%	42.30%
Expected dividends	0.00%	0.00%

Until September 23, 2016, there was no public trading market for the shares of GGH common stock underlying the Company’s 2001 Plan and 2008 Plan and 2016 Plan. Accordingly, the fair value of the GGH common stock was estimated by management based on observations of the cash sales prices of GGH equity securities. Forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The expected term of options granted to consultants represents the contractual term, whereas the expected term of options granted to employees and directors was estimated based upon the “simplified” method for “plain-vanilla” options. Given that the Company’s shares were not publicly traded, the Company developed an expected volatility based on a review of the historical volatilities, over a period of time equivalent to the expected term of the options, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the options. The Company estimated forfeitures related to options at an annual rate of 5% for options outstanding at December 31, 2018. There were 2,830,000 and 1,395,000 stock options granted during the years ended December 31, 2018 and 2017, respectively.

During the years ended December 31, 2018 and 2017, the Company recorded stock-based compensation expense of $716,249 and $622,802, respectively, related to stock option grants, which is reflected as general and administrative expenses (classified in the same manner as the grantees’ wage compensation) in the consolidated statements of operations. As of December 31, 2018, there was $1,049,807 of unrecognized stock-based compensation expense related to stock option grants that will be amortized over a weighted average period of 2.78 years.

A summary of options activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2016	8,024,265	2.39
Granted	1,395,000	1.10
Exercised	-	-
Expired	(75,000)	3.85
Forfeited	(110,000)	2.39
Outstanding, December 31, 2017	9,234,265	2.18
Granted	2,830,000	0.65
Exercised	-	-
Expired	(2,505,000)	2.49
Forfeited	(60,000)	1.62
Outstanding, December 31, 2018	9,499,265	$1.65	2.5	$-

Exercisable, December 31, 2018	5,232,035	$2.25	1.3	$-

The following table presents information related to stock options as of December 31, 2018:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.54	1,500,000	-	0
$0.77	1,320,000	-	0
$1.10	1,370,000	3.9	342,500
$2.20	3,071,890	1.5	2,679,160
$2.48	2,237,375	0.7	2,210,375
	9,499,265	1.3	5,232,035